Lease Arrangements - Right-of-use Assets (Detail) - 12 months ended Dec. 31, 2019 $ in Millions, $ in Millions	TWD ($)	USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 17,232.4	$ 576.1
Additions to right-of-use assets	1,033.0
Depreciation of right-of-use assets	2,622.7
Income from subleasing right-of-use assets	55.0
Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	14,064.0
Depreciation of right-of-use assets	957.1
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	2,351.8
Depreciation of right-of-use assets	458.8
Machinery and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	775.8
Depreciation of right-of-use assets	1,184.4
Office equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	40.8
Depreciation of right-of-use assets	$ 22.4